27. EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details 1Abstract
Present value of defined benefit obligation	R$ 3,087,433	R$ 3,077,849	R$ 2,872,442
Fair value of plan assets	(3,403,906)	(3,305,356)	R$ (3,193,493)
Deficit (Surplus)	(316,473)	(227,507)
Restriction to actuarial assets due to recovery limitation	224,561	158,163
Liabilities (Assets), net	(91,912)	(69,344)
Liabilities	7,982	41,937
Assets	(99,894)	(111,281)
(Assets) liabilities recognized in the balance sheet	R$ (91,912)	R$ (69,344)